Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income

Accumulated other comprehensive income as at June 30, 2018 and December 31, 2017 was as follows:

(In $ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial (loss) / gain relating to pension	Share in unrealized gain from associated companies	Change in unrealized gain on interest rate swaps in VIEs	Change in conversion option on Archer debt facility	Total
Beginning balance, December 31, 2017	31	36	(26)	15	2	—	58
Adoption of accounting standard update	(31)	—	—	—	—	—	(31)
Beginning balance, January 1, 2018	—	36	(26)	15	2	—	27
Other comprehensive income before reclassifications	—	—	1	11	—	2	14

Ending balance, June 30, 2018	—	36	(25)	26	2	2	41